ACCOUNTS RECEIVABLE AND RETENTION RECEIVABLES, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Account receivable and retention receivables and allowance for credit losses consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Accounts receivable-non retention	$2,650,666	$2,261,766
Retention receivable	2,398,479	2,517,014
Total	5,049,145	4,778,780
Less: Allowance for credit loss	(4,814,810)	(4,702,314)
Account receivable and retention receivables, net	234,335	76,466
Less: Current portion	225,857	67,897
Non-current portion	$8,478	$8,569

Accounts receivable and allowance for credit losses consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Accounts receivable-non retention	$2,261,766	$2,085,782
Retention receivable	2,517,014	2,974,676
Total	4,778,780	5,060,458
Less: Allowance for credit loss	(4,702,314)	(2,033,896)
Account receivable, net	76,466	3,026,562
Less: Current portion	67,897	1,203,375
Non-current portion	$8,569	$1,823,187

SCHEDULE OF MOVEMENT OF THE ALLOWANCE FOR THE CREDIT LOSSES

An analysis of movement of the provision for credit losses (with ASC 326) and provision for credit loss (with ASC 326) is as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance at beginning of the period	4,702,314	2,033,896
Provision for the year
Account receivable	23,132	141,639
Total provision for the year	$23,132	$141,639
Reversal - recoveries by cash
Account receivable
Retention receivable, current
Total Reversal - recoveries by cash
Charged to consolidated statements of operations and comprehensive loss	23,132	141,639
Foreign exchange adjustment	89,364	(47,841)
Balance at end of Period	$4,814,810	$2,127,694

An analysis of movement of the provision for credit losses (with ASC 326) and provision for credit loss (with ASC 326) is as follows:

	For the years ended December 31,
	2024	2023	2022
Balance at beginning of year	$2,033,896	$1,872,550	747,597
Cumulative effect of the implementation of ASC 326 at January 1, 2023	-	530,146	-
Beginning balance at beginning of the year	2,033,896	2,402,696	747,597
Provision for the year
Account receivable	1,149,245	-	52,425
Retention receivable, current	257,858	-	553,808
Retention receivable, non current	1,356,085	7,196	604,988
Total provision for the year*	$2,763,188	$7,196	$1,211,221
Reversal - recoveries by cash
Account receivable	-	(295,017)	-
Retention receivable, current	-	(13,181)	-
Total Reversal - recoveries by cash	-	(308,198)	-
Charged to consolidated statements of operations and comprehensive loss	2,763,188	(301,002)	1,211,221
Foreign exchange adjustment	(94,770)	(67,798)	(86,268)
Balance at end of Year	$4,702,314	$2,033,896	$1,872,550